Financial risk management and fair values - Fair Value Measurements - Group's financial assets that are measured at fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Transfers from level 1 to level 2, assets	¥ 0	¥ 0
Transfers from level 2 to level 1, assets	0	0
Transfers into level 3, assets	0	0
Transfers out of level 3, assets	0	0
Transfers from level 1 to level 2, liabilities	0	0
Transfers from level 2 to level 1, liabilities	0	0
Transfers into level 3, liabilities	0	0
Transfers out of level 3, liabilities	0	0
Recurring | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	279,199	210,523
Recurring | Level 1 | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets		1,874
Recurring | Level 2 | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities
Financial assets	¥ 279,199	¥ 208,649